Assets Held for Sale (Details) - Schedule of Assets Held for Sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Assets Held for Sale [Line Items]
Assets held for sale	$ 1,388	$ 1,220
Miners [Member]
Schedule of Movement of Assets Held for Sale [Line Items]
Assets held for sale	521	1,220
Mining electrical components [Member]
Schedule of Movement of Assets Held for Sale [Line Items]
Assets held for sale	$ 867